MoA Catholic Values Index Fund Expense Example - MoA Catholic Values Index Fund - MoA Catholic Values Index Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	604
Expense Example, with Redemption, 5 Years	1,210
Expense Example, with Redemption, 10 Years	$ 2,850